Interests in associates (Details) € in Thousands	9 Months Ended
Sep. 30, 2026 EUR (€)
Vifor Fresenius Medical Care Renal Pharma Ltd.
Interests in associates
Increase (decrease) in profit	€ (173,342)
Vifor Fresenius Medical Care Renal Pharma Ltd.
Interests in associates
Increase (decrease) in investments in associates	€ 14,364